Schedule III Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Loan 1 property	Dec. 31, 2011 Loan 2 property	Dec. 31, 2011 Loan 3 property	Dec. 31, 2011 Loan 4 property	Dec. 31, 2011 Loan 5 property	Dec. 31, 2011 Buildings and building improvements Y	Dec. 31, 2011 Land improvements Y
Consolidated Financial Statement Schedule of Rental Properties and Accumulated Depreciation
Depreciable life, minimum (in years)								30
Depreciable life, maximum (in years)								40
Depreciable life									20
Secured notes payable	$ 724,305	$ 790,869	$ 82,159	$ 136,350	$ 117,611	$ 26,629	$ 33,009
Number of properties securing the loan			6	4	6	3	5